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1701 Market Street                                             Morgan, Lewis
Philadelphia, PA  19103-2921                                   & Bockius LLP
215.963.5000                                                   Counselors at Law
Fax:  215.963.5001



April 18, 2006



VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: Laudus Trust (File Nos. 33-021677 and 811-05547) Filing Pursuant to Rule 497(j)

Ladies and Gentlemen:

On behalf of Laudus Trust (the "Trust"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter certifying that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the Trust's Post-Effective Amendment No. 56, which was filed with the SEC via EDGAR on April 14, 2006, accession number 0000950134-06-007310.

Please do not hesitate to contact the undersigned at (215) 963-5037 should you have any questions or comments concerning this filing.


Sincerely,

/s/ Timothy W. Levin

Timothy W. Levin, Esq.

cc:      Ms. Shelley Harding-Riggen